Commitment and Contingencies - Future Minimum Lease Payments Under Non-Cancelable Operating Leases (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Operating Leased Assets [Line Items]
Remaining 2021	$ 2,646,000
2022 and 2021	3,592,000	$ 674,833
2023 and 2022	3,078,000	277,607
2024 and 2023	2,862,000	80,109
2025 and 2024	2,172,000	10,776
2025		9,878
Thereafter	1,258,000
Total	15,608,000	1,053,203
Related Party
Operating Leased Assets [Line Items]
Remaining 2021	513,000
2022 and 2021	1,031,000	136,800
2023 and 2022	984,000	78,000
2024 and 2023	928,000	69,333
2025 and 2024	687,000	0
2025		0
Thereafter	0
Total	4,143,000	284,133
Third- Party
Operating Leased Assets [Line Items]
Remaining 2021	2,133,000
2022 and 2021	2,561,000	538,033
2023 and 2022	2,094,000	199,607
2024 and 2023	1,934,000	10,776
2025 and 2024	1,485,000	10,776
2025		9,878
Thereafter	1,258,000
Total	$ 11,465,000	$ 769,070